Other Current Assets - Other Current Assets (Detail) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Receivables [Abstract]
Receivables from government agencies	$ 233	$ 220
Taxes and other government receivables	36	45
Advances	26	36
Prepayments	56	42
Loans and deposits	9	9
Interest receivable	1	1
Derivative instruments	5	1
Other current assets	41	36
Total	$ 407	$ 390